Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 25, 2010	Dec. 26, 2009
Cash flows from operating activities:
Net income	$ 34,442	$ 26,861	$ 35,008
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	52,522	57,826	62,911
Amortization of deferred financing costs and original issue discount	6,278	6,523	7,394
Loss (gain) on debt extinguishment and refinancing transactions	34,222	61,955	(3,684)
Impact of unfavorable operating leases acquired	(3,230)	(4,320)	(5,027)
Deferred income taxes	(11,363)	(28,389)	18,301
Excess tax benefits from share-based compensation	(1,494)	(1,110)
Impairment charges	2,060	7,075	8,517
Provision for bad debt	2,019	1,505	7,363
Share-based compensation expense	4,632	1,461	1,745
Equity in net loss (income) of joint ventures	3,475	(17,825)	(14,301)
Dividends received from joint ventures	7,362	6,603	5,010
Other, net	(1,139)	(137)	123
Change in operating assets and liabilities:
Restricted cash		101,675	(32,520)
Accounts, notes, and other receivables, net	19,123	(11,815)	(17,509)
Other current assets	4,406	6,701	1,832
Accounts payable	85	(1,115)	3,008
Other current liabilities	17,904	29,384	16,698
Liabilities of advertising funds, net	(3,572)	(346)	19,681
Income taxes payable, net	473	1,341	5,737
Deferred income	(5,658)	(12,809)	(4,190)
Other, net	156	(2,040)	(18)
Net cash provided by operating activities	162,703	229,004	116,079
Cash flows from investing activities:
Additions to property and equipment	(18,596)	(15,358)	(18,012)
Other, net	(1,211)	(249)
Net cash used in investing activities	(19,807)	(15,607)	(18,012)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	250,000	1,859,375
Repayment and repurchases of long-term debt	(654,608)	(1,470,985)	(145,183)
Repayment of short-term debt			(64,190)
Payment of deferred financing and other debt-related costs	(20,087)	(34,979)	(613)
Proceeds from initial public offering, net of offering costs	389,961
Repurchases of common stock	(286)	(3,890)	(3,457)
Dividends paid on Class L common stock		(500,002)
Change in restricted cash	178	16,144	2,276
Excess tax benefits from share-based compensation	1,494	1,110
Other, net	3,274	644	2,702
Net cash used in financing activities	(30,074)	(132,583)	(208,465)
Effect of exchange rate changes on cash and cash equivalents	(207)	76	(29)
Increase (decrease) in cash and cash equivalents	112,615	80,890	(110,427)
Cash and cash equivalents, beginning of year	134,100	53,210	163,637
Cash and cash equivalents, end of year	246,715	134,100	53,210
Supplemental cash flow information:
Cash paid for income taxes	43,143	19,206	15,920
Cash paid for interest	103,147	100,629	107,038
Noncash investing activities:
Property and equipment included in accounts payable and other current liabilities	1,641	1,822	1,596
Purchase of leaseholds in exchange for capital lease obligation		$ 178	$ 1,381